Exhibit 99.1

Independent Accountant’s Report

Board of Directors and Management
First Help Financial, LLC and Subsidiaries (the Company)
160 Gould Street
Needham, MA 02494

and

Deutsche Bank Securities Inc.
One Columbus Circle, 5th Floor
New York, NY 10019

and

Goldman Sachs & Co. LLC
200 West Street 7th Floor
New York, NY 10282

We have performed the procedures enumerated below on certain records and transactions of the Company for the purpose of assisting the Company, Deutsche Bank Securities Inc., and Goldman Sachs & Co. LLC (collectively, the Specified Parties) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Issuer Trust 2026-2 in accordance with the confidential Preliminary Offering Memorandum to be dated on or around August 10, 2026. The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Issuer Trust 2026-2 in accordance with the confidential Preliminary Offering Memorandum to be dated on or around August 10, 2026. The Company is responsible for the computer-generated Loan Data Files accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Issuer Trust 2026-2 in accordance with the confidential Preliminary Offering Memorandum to be dated on or around August 10, 2026. Additionally, Deutsche Bank Securities Inc. and Goldman Sachs & Co. LLC have agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The appropriateness of these procedures for the intended purpose is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

(i)	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as a “Loan Data File”.

(ii)	The fields in the Loan Data Files and signed Contract shall be herein referred to as “Specified Attributes”.

(iii)	The term “Contract” means electronic Indirect Retail Installment Automobile Contract.

(iv)	The term “Contract File” means any file containing electronic the Contract and Credit Application.

(v)	The term “Obligor” means borrower(s) stated on the respective Contracts.

(vi)	The term “Title Document” means the electronic certificate of title or application used as collateral for the Contract.

On July 1, 2026, the Specified Parties provided us with the Loan Data File with a cutoff date of June 30, 2026 (the “June Loan Data File”) containing 6,183 individual customer accounts. At the Specified Parties’ request, we selected a random sample of 125 individual customer accounts from the Underlying Assets, and we were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the Engagement Letter dated June 18, 2026, on the random sample of 125 individual customer accounts. From July 1, 2026 to July 15, 2026, we were provided with the source documents referenced in Exhibit A related to the respective 125 individual customer accounts.

For the sample, we compared the Specified Attributes 1. through 9. outlined in Exhibit A and as presented  in the June Loan Data File to the corresponding source documents outlined in Exhibit A. In performing  these comparisons, we applied the following tolerances as instructed by the Specified Parties:

•	Amounts: +/- $1.00
•	Percentages: +/- 0.01%

With respect to Specified Attribute 1, the Specified Parties informed us that there may be abbreviated names, differences due to name variations or misspelled names, or instances where a spouse of the Obligor, other owner, or a business owned by the Obligor may be listed on the Contract or Title Document (or vice versa) and that such instances which contain documentation in the Contract File to substantiate the Obligor name were deemed acceptable and would not be reported as exceptions.

With respect to Specified Attribute 5, the Specified Parties informed us that in some cases the Make (Manufacturer) per the June Loan Data File will not match the Title Document as the one of the Manufacturer’s is a subsidiary of another, and that such instances were deemed acceptable and would not be reported as exceptions.

With respect to Specified Attribute 7, the Specified Parties informed us that Obligors may have moved subsequent to Contract signing, and that such instances which contain documentation in the Contract File to substantiate a different state address were deemed acceptable and would not be reported as exceptions.

We identified no exceptions in our procedures outlined above.

We did not perform any procedures with respect to the Specified Attributes relating to the Underlying Assets as set forth in Exhibit B.

For the sample, we recalculated the Maturity Date (Exhibit A Specified Attribute 10.) based on the term of the Contract set forth on the June Loan Data File and the due date for the first scheduled payment by the Obligor set forth on the June Loan Data File. For the sample of 125 individual customer accounts in the June Loan Data File, we also recalculated the Current Remaining Term (Exhibit A Specified Attribute 11.) by counting the number of months from June 30, 2026, to the Maturity Date. We then compared our recalculations to the June Loan Data File. In recalculating the Maturity Date, we applied the following tolerance as instructed by the Specified Parties:

•	Maturity Date: First payment date used in the calculation +/- 1 day tolerance.

We identified no exceptions in our procedures outlined above.

We also inspected the presence of, compared or verified the following on the sample of 125 Underlying Assets:

•	Inspected the presence of a signed credit application (electronic or physical copy). We compared the customer name on the signed credit application to the signed Contract.

•
Inspected the electronic Title Document and verified that the Company was the secured party. In instances where state law does not allow for the lien holder to possess the Title Document, or when the title and related lien is filed electronically, we inspected evidence of a perfected lien citing the Company as the secured party. In instances where the note date was fewer than 180 days from June 30, 2026 we inspected evidence of the title application.

•	Signed Contract, electronic or physical copy.

We identified no exceptions in our procedures outlined above.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Issuer Trust 2026-2 in accordance with the confidential Preliminary Offering Memorandum to be dated on or around August 10, 2026. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•
Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

•	Addressing the value of collateral securing the assets being securitized.

•	Addressing the physical existence or ownership of the assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.

•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.

•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.

•	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina
August 6, 2026

Exhibit A—Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)
1	NAME (Obligor or customer)	Retail Installment Contract and Title Document
2	AMOUNT_FINANCED (Amount Financed)	Retail Installment Contract
3	TERM_MONTHS (Original Term)	Retail Installment Contract
4	INTEREST_RATE (Annual Percentage Rate “APR”)	Retail Installment Contract
5	MAKE (Automobile Manufacturer)	Title Document
6	VIN (Vehicle Identification Number)	Title Document
7	OBLIGATOR_STATE (Obligor’s state address)	Retail Installment Contract
8	DATE_FIRST_PAYMENT_DUE (Required first payment date)	Retail Installment Contract
9	DEALER_STATE (seller’s / dealer’s state address)	Retail Installment Contract
10	MATURITY_DATE (Maturity Date)	Recalculation based on Retail Installment Contract
11	TERM_REMAINING (Current Term Remaining)	Recalculation based on Retail Installment Contract

Exhibit B—Specified Attributes Not Subject to Procedures

Specified Attribute
SNAPSHOT_DATE
ACCOUNT_NUMBER
PCD_ACCT_NBR
ACCOUNT_STATUS
APP_ACTIVE_FICO
APP_CLARITY
APP_TYPE
APPLICATION_ID
BANKRUPTCY
CHARGE_OFF_DATE
CO_APP_ACTIVE_FICO
CO_APP_CLARITY
CONTRACT_DATE
CURRENT_FEE_BALANCE
CURRENT_INTEREST_BALANCE
CURRENT_LATE_FEE_BALANCE
CURRENT_PRINCIPAL_BALANCE
DAYS_PAST_DUE
DBTCA_STATUS
DEALER_ID
DEFERRALS
DTI
ECONTRACT
FRAN_IND
FUNDING_DATE
GROSS_CHARGE_OFF
INDIRECT_PAYMENT
INTEREST_ACCRUED_THRU_DATE
IS_NEW
LINE3
LINE5
LOE
LOR
MAPR

MILEAGE
NET_CHARGE_OFF
NEXT_PAYMENT_DUE_DATE
PAID_AUTO
PAYMENT_FREQUENCY
PCT_DOWN
PTI
RECOVERIES
SCRA
VEHICLE_PRICE
DEALERSHIP_NAME
LEGAL_NAME
LOAN_CLASS
LOAN_GROUP
MODEL
MODEL_YEAR
POI
RATE_REDUCTION
STATUS
PERFECTED_TITLE
TITLE_STATUS
LANGUAGE_PREFERENCE
APP_ID_TYPE
CO_APP_ID_TYPE
VEHICLE_TYPE
EMPLOYMENT_TYPE
PAYMENT_PERCENTAGE
TIMES_30_DPD
TIMES_60_DPD
TIMES_90_DPD
EORIGINAL_ID
ESG Calc Total Count